Contributed Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Contributed equity
C.3	Contributed equity
Recognition and measurement
Issued capital
Ordinary shares are classified as equity and recorded at the value of consideration received. The cost of issuing shares is shown in share capital as a deduction, net of tax, from the proceeds.
Reserved shares
Reserved shares are the Group’s own equity instruments, which are used in employee share-based payment arrangements or the Dividend Reinvestment Plan (DRP). The DRP was suspended on 27 February 2023. These shares are deducted from equity. No gain or loss is recognised in the income statement on the purchase, sale, issue or cancellation of the Group’s own equity instruments.
(a) Issued and fully
paid shares

	Number of shares	US$m

Year ended 31 December 2024

Opening balance	1,898,749,771	29,001

Amounts as at 31 December 2024	1,898,749,771	29,001

Year ended 31 December 2023

Opening balance	1,898,749,771	29,001

Amounts as at 31 December 2023	1,898,749,771	29,001

Year ended 31 December 2022

Opening balance	969,631,826	9,409

DRP – ordinary shares issued at US$23.14 (2021 final dividend) 1	14,348,997	332

Ordinary shares issued at US$21.06 for the acquisition of BHPP 2	914,768,948	19,265

Transaction costs associated to the issue of shares	-	(5)

Amounts as at 31 December 2022	1,898,749,771	29,001

1.
Relates to ordinary shares issued for the DRP as part of the 2021 final dividend. The Group purchased on-market
shares for the issuance of DRP as part of the 2022 interim dividend. Refer to Note C.3(b) for details of the on-market
purchases and allocation.

2.	914,768,948 new Woodside shares were issued as consideration for the BHPP merger.
All shares are a single class with equal rights to dividends, capital, distributions and voting. Woodside does not have authorised capital nor par value in relation to its issued shares.

(b) Reserved shares

	Employee share plans		Dividend reinvestment plan
	Number of shares	US$m	Number of shares	US$m

Year ended 31 December 2024

Opening balance	2,140,927	(49)	-	-

Purchases during the year	4,293,699	(81)	-	-

Vested/allocated during the year	(3,353,784)	72	-	-

Amounts at 31 December 2024	3,080,842	(58)	-	-

Year ended 31 December 2023

Opening balance	1,873,777	(38)	-	-

Purchases during the year	2,332,121	(57)	-	-

Vested/allocated during the year	(2,064,971)	46	-	-

Amounts at 31 December 2023	2,140,927	(49)	-	-

Year ended 31 December 2022

Opening balance	1,819,744	(30)	-	-

Purchases during the year	2,232,589	(45)	6,823,092	(144)

Vested during the year	(2,178,556)	37	(6,823,092)	144

Amounts at 31 December 2022	1,873,777	(38)	-	-